Pension Benefits Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets, Percentage of Plan Assets Determined using Fair Value	50.00%
U.S. Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Weighted-Average Discount Rate	2.50%	3.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Weighted-Average Discount Rate	3.00%	2.40%	3.30%
Non-U.S. Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Weighted-Average Discount Rate	3.67%	4.58%
Defined Benefit Plan, Weighted-Average Rate of Increase In Compensation Levels	3.65%	3.85%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Weighted-Average Discount Rate	4.58%	4.41%	5.24%
Defined Benefit Plan, Weighted-Average Rate of Increase In Compensation Levels	3.85%	3.50%	3.66%
Defined Benefit Plan, Weighted-Average Expected Long-term Rate of Return on Plan Assets	6.35%	6.44%	6.43%
United Kingdom | Non-U.S. Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Weighted-Average Expected Long-term Rate of Return on Plan Assets	6.25%
MEXICO | Non-U.S. Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Weighted-Average Expected Long-term Rate of Return on Plan Assets	7.50%